CONTINGENCIES (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2022 USD ($)	Sep. 30, 2022 USD ($) lawsuit	Sep. 30, 2022 USD ($) lawsuit	Dec. 31, 2021 USD ($)	May 06, 2013 USD ($)
Concentration Risk [Line Items]
Exceptional inventory recall cost		$ 0	$ 15,800,000
DBCP Cases
Concentration Risk [Line Items]
Pending lawsuits | lawsuit		140	140
Damages claimed			$ 17,800,000,000
Number of cases resulted in judgments | lawsuit			24
Former Shell Site
Concentration Risk [Line Items]
Estimated possible loss					$ 310,000,000.0
Former Shell Site | Shell | Subsequent Event
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 266,600,000
Former Shell Site | BHC | Subsequent Event
Concentration Risk [Line Items]
Lawsuit related costs incurred	$ 133,300,000
Percentage of defendant's lawsuit costs attributable to other party	0.500
Former Shell Site, Costs Associated With Lawsuit
Concentration Risk [Line Items]
Estimated possible loss					$ 90,000,000.0
Unfavorable Regulatory Action
Concentration Risk [Line Items]
Estimated possible loss		$ 20,000,000	$ 20,000,000
Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantees		63,300,000	$ 63,300,000	$ 68,800,000
Letter Of Credit, Bank And Surety Bonds | Minimum
Concentration Risk [Line Items]
Term of guarantees			1 year	1 year
Letter Of Credit, Bank And Surety Bonds | Maximum
Concentration Risk [Line Items]
Term of guarantees			15 years	15 years
Bank Borrowings And Equity Method Investments
Concentration Risk [Line Items]
Guarantees		$ 9,200,000	$ 9,200,000	$ 13,900,000